Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Inventory Disclosure [Line Items]
Finished goods	¥ 117,337	¥ 111,487
Work in process	54,700	47,388
Raw materials and supplies	98,299	74,024
Inventories (Note 5)	¥ 270,336	¥ 232,899